Income tax	3 Months Ended
Mar. 31, 2019
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Income tax

3. Income tax

	For the Three Months Ended March 31,
	2019	2018
	(in thousands)
	£	£
Current tax:
In respect of current period U.K.	1,007	948
In respect of current period U.S.	(1)	1

	1,006	949
Deferred tax:
In respect of current period U.S.	(6)	—
In respect of prior period U.S.	—	(40)

Income tax credit	1,000	909

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	March 31, 2019	December 31, 2018
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,246	4,239
U.S. tax	23	24

	5,269	4,263

Deferred tax asset
U.S. deferred tax asset	39	47